March 23, 2005

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Evergreen Municipal Trust (the “Trust”)

Evergreen Alabama Municipal Bond Fund (“The Fund”)

Form N-1A, Nos: 333-36033 / 811-08367

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and Statement of Additional Information for the Fund that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information for the Funds contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 44 to Registration Statement Nos. 333-36033 / 811-08367) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on March 18, 2005.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle